Business Combinations - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Oct. 01, 2013 USD ($)	Dec. 31, 2015 USD ($) Business-Combination	Dec. 31, 2015 CNY (¥) Business-Combination
Business Combinations 2015
Business Acquisition [Line Items]
Number of business acquisitions completed | Business-Combination		2	2
Business acquisition, total purchase consideration		$ 51,240	¥ 331,950
Acquisition of 91 Wireless 2013
Business Acquisition [Line Items]
Business combination, percentage of voting interests acquired	100.00%
Business combination, cash paid upon acquisition	$ 1,830,000
Business combination, amount deposited in an escrow account	$ 10,000
Business combination, escrow period	18 months